WARRANT LIABILITY - Fair value of warrant liability (Details)	Feb. 28, 2026 Y $ / shares
Share price
Derivative [Line Items]
Derivative liability	6.99
Floor price
Derivative [Line Items]
Derivative liability	7.5
Discount for lack of marketability
Derivative [Line Items]
Derivative liability	0.641
Expected share price volatility
Derivative [Line Items]
Derivative liability	1
Risk free interest rate
Derivative [Line Items]
Derivative liability	0.0355
Expected life of warrant
Derivative [Line Items]
Derivative liability | Y	5